Stock-Based Compensation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 11, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jan. 01, 2025	May 15, 2024	Dec. 31, 2023	Jan. 01, 2022
Stock-Based Compensation [Line Items]
Vesting period		4 years
Percentage of aggregate number of outstanding shares of common stock								10.00%
Weighted-average Black-Scholes value per stock option (in Dollars per share)				$ 516.21
Percentage of aggregate number of fully diluted shares of common stock								10.00%
Minimum [Member]
Stock-Based Compensation [Line Items]
Vesting period				1 year
Maximum [Member]
Stock-Based Compensation [Line Items]
Vesting period				4 years
2021 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares authorized					156,512	10,206
Shares available for future grant		97,880		10,142
Incentive Stock Options [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Exercisable period		5 years		5 years
Rollover RSU awards outstanding
Stock-Based Compensation [Line Items]
Awards outstanding		3		3			3
Awards vested, and unissued		3		3
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Vesting, description		all of which have fully vested in prior periods.		which (i) vest fully on the date of grant; (ii) vest 25% on the one-year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter; or (iii) vest quarterly over one-year, for grants to Board of Directors, officers and employees.
Stock options, minimum term		3 years		3 years
Stock options, maximum term		10 years		10 years
Number of stock options granted		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		64		64			64
Number of stock options exercisable		64		64
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 3,555.83		$ 3,555.83			$ 3,555.83
Weighted average remaining contractual term		7 years 2 months 12 days		5 years 9 months 18 days
Unrecognized compensation expense related to outstanding stock options (in Dollars)		$ 0
Share-Based Payment Arrangement, Option [Member] | Vesting 50% on Date of Grant [Member]
Stock-Based Compensation [Line Items]
Vesting percentage				25.00%
Restricted Stock Awards [Member]
Stock-Based Compensation [Line Items]
Shares granted	58,568
Grant date of fair value (in Dollars)	$ 200,000
Unrecognized stock-based compensation expense related to awards (in Dollars)		$ 3,000
Unrecognized stock-based compensation expense, expected period for recognition		1 year
Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Vesting period	1 year
Vesting percentage	100.00%
Shares granted	57,665
Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member] | Vesting 50% on Date of Grant [Member]
Stock-Based Compensation [Line Items]
Vesting percentage	50.00%
Shares granted	903
Restricted Stock Awards [Member] | 2021 Equity Incentive Plan [Member] | 50% vesting on Vest One Year Thereafter [Member]
Stock-Based Compensation [Line Items]
Vesting percentage	50.00%
Board of Directors [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise price based on estimated fair market value of common stock		100.00%		100.00%
Any Stockholders Holding 10% or More of Equity [Member] | Incentive Stock Options [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise price based on estimated fair market value of common stock		110.00%		110.00%